UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847-520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL         08/04/2004
   -----------------------             -----------------         ----------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      50
                                                ---------------
Form 13F Information Table Value Total:        $        144599
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        30-JUN-2004


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
Aetna Inc                   COM            00817y108    4688        52250   SH           Sole                                 52250

Alcoa Inc                   COM            013817101     330        10000   SH           Sole              10000
American Standard           COM            029712106     544        13500   SH           Sole              13500
Aramark Corp Cl B           CL B           038521100    3960       137700   SH           Sole              12000             125700
BB & T Corp Com             COM            054937107    7181       194250   SH           Sole              20000             174250
Bank Of America Corp        COM            060505104     508         6000   SH           Sole               6000
Black & Decker              COM            091797100     497         8000   SH           Sole               8000
BorgWarner Inc              COM            099724106    4346        99300   SH           Sole              12000              87300
CVS Corp Com                COM            126650100    2399        57100   SH           Sole                                 57100
Chubb Corporation           COM            171232101    4895        71800   SH           Sole               8000              63800
Computer Sciences Corp      COM            205363104     650        14000   SH           Sole              14000
Conagra Foods Inc           COM            205887102    4606       170075   SH           Sole                                170075
Constellation Brands Cl A   CL A           21036p108    2670        71900   SH           Sole                                 71900
DST Systems Inc             COM            233326107    2481        51600   SH           Sole                                 51600
Dean Foods Co               COM            242370104    8100       217092   SH           Sole              15000             202092
Electronic Arts             COM            285512109     546        10000   SH           Sole              10000
ExxonMobil Corp             COM            30231G102   11165       251400   SH           Sole                                251400
Fiserv Inc                  COM            337738108    2116        54400   SH           Sole                                 54400
Fresh Del Monte Produce     COM            G36738105    1397        55300   SH           Sole                                 55300
Guitar Center               COM            402040109    3033        68200   SH           Sole                                 68200
Hewlett-Packard Compaq      COM            428236103     317        15000   SH           Sole              15000
Home Depot Inc              COM            437076102    5935       168600   SH           Sole              15000             153600
Intel Corp                  COM            458140100     276        10000   SH           Sole              10000
International Steel Group   COM            460377104    1886        63400   SH           Sole              10000              53400
Invitrogen Corp             COM            46185r100    3549        49300   SH           Sole               8000              41300
LSI Logic Corp              COM            502161102    1285       168600   SH           Sole                                168600
Leapfrog Enterprises Inc    CL A           52186n106    1915        96300   SH           Sole                                 96300
Lexmark Intl Group Inc      COM            529771107     579         6000   SH           Sole               6000
Liberty Media Corp          COM            530718105     659        73300   SH           Sole                                 73300
Liberty Media Intl Inc.Cl A CL A           530719103    1575        42465   SH           Sole                                 42465
Nasdaq 100 Tr Unit          UNIT SER 1     631100104    5093       134950   SH           Sole                                134950
Newell Rubermaid Inc        COM            651229106     353        15000   SH           Sole              15000
Nokia Corp                  SPONSORED ADR  654902204    3340       229700   SH           Sole              20000             209700
Oxford Health Plans Inc     COM            691471106    3957        71900   SH           Sole              10000              61900
Pepsi Bottling Group        COM            713409100    1787        58500   SH           Sole                                 58500
Pfizer Inc                  COM            717081103     343        10000   SH           Sole              10000
Sara Lee Corp               COM            803111103    3998       173900   SH           Sole                                173900
Schwab Charles Cp           COM            808513105    2419       251700   SH           Sole              15000             236700
Spdr Tr Unit Ser 1          UNIT SER 1     78462F103   11568       101000   SH           Sole              10000              91000
Stericycle Inc              COM            858912108    4915        95000   SH           Sole               5500              89500
Sunrise Senior Living, Inc  COM            86768K106    2593        66250   SH           Sole              15000              51250
Superior Industries Int'l   COM            868168105    1599        47800   SH           Sole              12000              35800
Target Corporation          COM            87612e106     340         8000   SH           Sole               8000
Timken Company              COM            887389104    1083        40900   SH           Sole                                 40900
Toro Company                COM            891092108     420         6000   SH           Sole               6000
Tribune Co                  COM            896047107    4766       104650   SH           Sole              10000              94650
ValueClick Inc              COM            92046n102    1022        85300   SH           Sole              15000              70300
Walt Disney                 COM            254687106    4075       159850   SH           Sole              15000             144850
Waste Connections Inc       COM            941053100    4275       144150   SH           Sole                                144150
iShares Dividend Index Fund DJ SEL DIV INX 464287168    3478        62500   SH           Sole                                 62500
iShares Russell 2000Indx Fd RUSSELL 2000   464287655    3776        32000   SH           Sole                                 32000
                                                      ------
REPORT SUMMARY                   50 DATA RECORDS      144599                     0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


